S-K 1603, SPAC Sponsor; Conflicts of Interest	Mar. 05, 2026
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers and BBG will agree to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below. In addition to the restrictions set forth below, up to 350,000 founder shares are subject to forfeiture by our sponsor and BBG on a pro-rata basis to the extent the over-allotment option is not exercised; further, in the event of a transfer of sponsor membership interests by members of our sponsor or their affiliates, there will be an indirect transfer of the founder shares and private placement units held by our sponsor. While there are currently no circumstances or arrangements contemplated under which our sponsor, its members or affiliates, or our directors or officers could indirectly transfer ownership of securities owned by our sponsor through transfers of sponsor membership interests, such transfers are not prohibited.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) six months after the completion of our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Apeiron Sponsor I and its affiliates Lorin Van Nuland Sebastian Wagner Juliette Han Anthony D. Eisenberg BBG Berenberg

Transfers permitted (a) to our sponsor’s, our sponsor’s affiliate’s or BBG’s or Berenberg’s officers, directors or consultants, any affiliate or family member of any of our officers, directors or consultants, any members or partners of the sponsor, BBG or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, BBG or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor or BBG to their respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s or BBG’s limited liability company agreement or charter document upon the dissolution of our sponsor or BBG, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); or (k) in connection with any pledge, hypothecation or security interest in a bona fide transaction

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

to a bona fide third party as collateral or security for any margin loan or other loans, advances or extensions of credit entered into by our sponsor, its affiliates or Berenberg and its affiliates; provided, however, that in the case of clauses (a) through (g) and clauses (j) and (k), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Private Placement Units (including underlying securities)	After the completion of our initial business combination	Apeiron Sponsor I and its affiliates Lorin Van Nuland Sebastian Wagner Juliette Han Anthony D. Eisenberg Berenberg and its affiliates	Same as above, except Berenberg shall also be permitted to make the same type of transfers to their affiliates as the sponsor and BBG can make to their respective affiliates as described above.
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days from the date of this prospectus	Apeiron Sponsor I Lorin Van Nuland Sebastian Wagner Juliette Han Anthony D. Eisenberg BBG

We, our sponsor and our officers and directors have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative of the underwriters, offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any units, warrants, shares or any other securities convertible into, or exercisable, or exchangeable for, shares, subject to certain exceptions. The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors and BBG are also subject to separate transfer restrictions on their founder shares and private placement units (and the securities underlying the private placement units) pursuant to the letter agreement described in the immediately preceding paragraphs.